INVESTMENTS - Investment funds (Operating data) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Carrying value under equity investments	¥ 31,717		¥ 32,049
Operating data:
Revenue	44,510	$ 6,269	20,039	¥ 20,023
Gross profit	36,389	5,125	15,526	15,425
Net income/(loss)	10,002	1,409	1,367	(645)
Equity in income/(loss) of affiliates	1,072	$ 151	(586)	96
Total cash paid for equity method investments	543		502	328
Equity investments
Operating data:
Revenue	30,885		23,159	20,482
Gross profit	17,698		10,911	9,490
Income/(loss) from operations	2,557		(1,377)	430
Net income/(loss)	888		(3,129)	392
Net (loss)/income attributable to equity method investments	983		(788)	(31)
Add: Equity dilution impact	89		202	127
Equity in income/(loss) of affiliates	1,072		(586)	¥ 96
Investment funds
INVESTMENTS
Carrying value under equity investments	3,600		2,900
other equity investments
INVESTMENTS
Carrying value under equity investments	2,600		2,100
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INVESTMENTS
Carrying value under equity investments	¥ 6,200		¥ 5,900